Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative
Total	$ (3,727)	$ (6,243)	$ (5,580)	$ (11,196)
Depreciation expense
Derivative
Interest rate swaps	(38)	(31)	(67)	(60)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (3,689)	$ (6,212)	$ (5,513)	$ (11,136)